DECONSOLIDATION OF TWO SUBSIDIARIES (Details - Assets and liabilties) - USD ($)		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025
Farvision Digital Technology Group Inc [Member]
Deconsolidation Of Two Subsidiaries [Line Items]
Cash		$ 0
Working capital (exclude cash), net		158,178
Carrying value of net assets		158,178
Fair value of the consideration received		74,160
Loss on deconsolidation of a subsidiary		(84,018)
Lowell Academy [Member]
Deconsolidation Of Two Subsidiaries [Line Items]
Cash		2,386
Working capital (exclude cash), net		81,773
Carrying value of net assets		84,032
Loss on deconsolidation of a subsidiary	$ 79,387	(79,387)
Carrying value of net assets contributed to the Company (70%)		58,822
Carrying value of the noncontrolling interest		20,565
Carrying value of net assets divested by the Company		79,387
Fair value of the consideration		0
Animation And Neo Canaan [Member]
Deconsolidation Of Two Subsidiaries [Line Items]
Cash		0
Carrying value of net assets		368,678
Fair value of the consideration received		70
Loss on deconsolidation of a subsidiary		(368,608)
Carrying value of mortgage		(13,536,686)
Net book value of PPE		15,052,632
Current liabilities, net		$ (1,147,268)